Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
ASSETS
Cash and due from banks	¥ 3,230,804	¥ 2,862,523
Interest-earning deposits in other banks	7,333,767	4,780,861
Trading account assets	28,824,795	27,663,076
Investment securities	59,157,067	55,046,515
Loans, net of unearned income, unamortized premiums and deferred loan fees	87,501,975	92,185,910
Liabilities:
Total deposits	136,631,704	135,472,496
Trading account liabilities	9,908,974	8,688,826
Funds borrowed
Call money, funds purchased	2,313,487	1,883,824	2,235,858
Payables under repurchase agreements	12,389,075	11,846,656
Payables under securities lending transactions	2,104,105	3,633,891
Other short-term borrowings	8,488,313	6,097,370
Long-term debt	13,356,728	14,162,424
Foreign [Member]
ASSETS
Cash and due from banks	304,188	347,773
Interest-earning deposits in other banks	5,132,127	4,039,789
Cash and due from banks with Interest-earning deposits in other banks, Total	5,436,315	4,387,562
Trading account assets	18,393,393	14,826,329
Investment securities	6,003,420	5,648,126
Loans, net of unearned income, unamortized premiums and deferred loan fees	19,962,692	20,161,551
Liabilities:
Total deposits	20,918,476	22,672,788
Trading account liabilities	3,338,947	2,778,540
Funds borrowed
Call money, funds purchased	213,930	173,829
Payables under repurchase agreements	5,870,083	6,559,641
Payables under securities lending transactions	270,189	261,270
Other short-term borrowings	1,469,984	1,744,690
Long-term debt	3,430,606	3,913,889
Funds borrowed, Total	¥ 11,254,792	¥ 12,653,319